CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues (including RMB2,816,995, RMB4,281,005 and RMB4,449,757 with related parties for the years ended December 31, 2018, 2019 and 2020, respectively)	¥ 6,433,363	$ 985,956	¥ 5,812,255	¥ 3,645,335
Cost of revenues (including RMB2,141,123, RMB3,342,084 and RMB3,713,536 with related parties for the years ended December 31, 2018, 2019 and 2020, respectively)	5,100,698	781,716	4,344,512	2,705,885
Gross profit	1,332,665	204,240	1,467,743	939,450
Operating expenses
Selling and marketing	358,655	54,966	181,975	96,538
General and administrative	261,805	40,123	248,462	213,973
Research and development	538,009	82,453	430,822	263,220
Total operating expenses	1,158,469	177,542	861,259	573,731
Operating income	174,196	26,698	606,484	365,719
Other income and expenses
Interest income	46,118	7,068	33,478	11,595
Realized gain from investments			1,822	261
Gain from deconsolidation of a subsidiary	56,522	8,663
Gain from fair value change of long-term investments	12,325	1,888		7,860
Impairment loss from long-term investments			(2,600)	(7,590)
Other income (expense), net	(23,552)	(3,610)	13,186	8,768
Income before income tax and income/(loss) from equity method investments	265,609	40,707	652,370	386,613
Provision for income taxes	(31,154)	(4,775)	(77,887)	(52,036)
Income before income/(loss) from equity method investments	234,455	35,932	574,483	334,577
Income/(loss) from equity method investments	(4,749)	(728)	(1,112)	1,743
Net income	229,706	35,204	573,371	336,320
Less: Net (loss) income attributable to noncontrolling interest	953	146	(1,825)	(3,726)
Net income attributable to Zepp Health Corporation	228,753	35,058	575,196	340,046
Less: Deemed dividend to preferred shareholders				209,752
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares			2,450	12,210
Net income attributable to ordinary shareholders of Zepp Health Corporation	¥ 228,753	$ 35,058	¥ 572,746	¥ 113,490
Net income per share attributable to ordinary shareholders of Zepp Health Corporation
Basic income per ordinary share | (per share)	¥ 0.92	$ 0.14	¥ 2.35	¥ 0.54
Diluted income per ordinary share | (per share)	¥ 0.88	$ 0.13	¥ 2.24	¥ 0.51
Weighted average number of shares used in computing net income per share
Ordinary share - basic | shares	248,470,684	248,470,684	243,648,186	211,873,704
Ordinary share - diluted | shares	260,351,994	260,351,994	255,959,172	225,034,650
Series A Preferred Shares
Other income and expenses
Less: Accretion of Preferred Shares				¥ 177
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares				4,521
Series B-1 Preferred Shares
Other income and expenses
Less: Accretion of Preferred Shares				368
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares				126
Series B-2 Preferred Shares
Other income and expenses
Less: Accretion of Preferred Shares				4,049
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares				¥ 1,319